Significant accounting policies - Balance sheet presentation impact of IFRS 15 adoption (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current non-financial liabilities	[1]	€ 253			€ 474
Non-current contract liabilities		226	[1]	€ 237	249
Accruals	[1]	1,537			2,319
Other current non-financial liabilities	[1]	737			1,126
Current contract liabilities		€ 1,303	[1]	1,150	€ 1,163
After presentation change [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current non-financial liabilities	[2]			226
Non-current contract liabilities	[2],[3]			249
Accruals	[2]			1,528
Other current non-financial liabilities	[2]			754
Current contract liabilities	[2],[3]			1,163
Presentation change [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current non-financial liabilities	[4]			(249)
Non-current contract liabilities	[4]			249
Accruals	[4]			(791)
Other current non-financial liabilities	[4]			(372)
Current contract liabilities	[4]			€ 1,163

[1]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.
[2]	Opening balance sheet after IFRS 15 presentation change.
[3]	Opening balance sheet after IFRS 15 presentation change, before other IFRS 15 and IFRS 9 adjustments.
[4]	The amounts in relation to the IFRS 15 presentation change have been reclassified to conform to the 31 December 2018 Consolidated balance sheets classification.